Goodwill and Intangible assets (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Goodwill and intangible assets	R$ 23,114	R$ 21,110	R$ 17,330
Itau Banca [Member]
IfrsStatementLineItems [Line Items]
Goodwill and intangible assets	R$ 3,015	R$ 3,375